Earning Per Share - Summary of Reconciliation of Numerators and Denominators Used in Basic and Diluted Per Share Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 25, 2018	Aug. 26, 2018	May 27, 2018	Feb. 25, 2018	Nov. 26, 2017	Aug. 27, 2017	May 28, 2017	Feb. 26, 2017	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Numerator:
Net income attributable to Levi Strauss & Co.	$ 97,098	$ 130,124	$ 74,932	$ (19,012)	$ 115,752	$ 87,992	$ 17,516	$ 60,143	$ 283,142	$ 281,403	$ 291,052
Denominator:
Weighted-average common shares outstanding-basic									377,139,847	376,177,350	375,141,560
Dilutive effect of stock awards									11,467,514	8,160,980	7,711,390
Weighted-average common shares outstanding-diluted									388,607,361	384,338,330	382,852,950
Basic	$ 0.26	$ 0.34	$ 0.20	$ (0.05)	$ 0.31	$ 0.23	$ 0.05	$ 0.16	$ 0.75	$ 0.75	$ 0.78
Diluted	$ 0.25	$ 0.33	$ 0.19	$ (0.05)	$ 0.30	$ 0.23	$ 0.05	$ 0.16	$ 0.73	$ 0.73	$ 0.76
Anti-dilutive securities excluded from calculation of diluted earnings per share attributable to common stockholders									755,550	9,045,540	7,135,750